Other Long-Term Assets (Details) - Schedule of other long-term assets - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Long Term Assets [Abstract]
Prepaid expenses	$ 116	$ 336
Deferred charges (Note 13)	247	511
Pension benefits (Note 32)	47,312	30,105
Other	302	302
Other long-term assets	$ 47,977	$ 31,254